Equity Method Based Investees - Summarized Financial Information, Balance Sheet Data (Detail) (Frontline [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Frontline [Member]
Assets:
Current assets	$ 11,445	$ 12,354
Non Current assets	1,888	2,084
Total assets	13,333	14,438
Liabilities:
Current liabilities	1,663	2,767
Non Current liabilities	2,192	2,276
Total liabilities	$ 3,855	$ 5,043